SHARE PURCHASE WARRANTS (Details) - CAD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Share Purchase Warrants Details Abstract
Share purchase warrants, weighted average exercise price, beginning	$ 1.27	$ 1.27
Share purchase warrants, shares, beginning	1,673,077	1,673,077
Share purchase warrants, beginning	$ 435	$ 435